Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [abstract]
Schedule of Trade and Other Receivables
	As at December 31,
	2025	2024
Trade receivables	$4,417	$3,987
GST receivable	32	35
Other	18	10
	$4,467	$4,032